Financial Instruments - Schedule of Derivative Notional Amounts (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Derivative Instrument 2.00% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	2.00%
Derivative Instrument 2.15% Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	2.15%
Derivative Instrument 2.15% Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	2.15%
Derivative Instrument 1.38% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.38%
Derivative Instrument 1.40% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.40%
Derivative Instrument 1.39% Fixed Rate
Derivative [Line Items]
Notional principal	$ 75,000
Fixed Interest Rate	1.39%
Derivative Instrument 1.38% Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	1.38%
Derivative Instrument 1.38% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.38%
Derivative Instrument 1.43% Fixed Rate
Derivative [Line Items]
Notional principal	$ 75,000
Fixed Interest Rate	1.43%
Derivative Instrument 0.35% Fixed Rate
Derivative [Line Items]
Notional principal	$ 49,375
Fixed Interest Rate	0.35%
Derivative Instrument 0.35% Fixed Rate
Derivative [Line Items]
Notional principal	$ 24,688
Fixed Interest Rate	0.35%
Derivative Instrument 1.03% Fixed Rate
Derivative [Line Items]
Notional principal	$ 35,000
Fixed Interest Rate	1.03%
Derivative Instrument 1.22% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.22%
Derivative Instrument 1.22% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	1.22%
Derivative Instrument 0.37% Fixed Rate
Derivative [Line Items]
Notional principal	$ 25,000
Fixed Interest Rate	0.37%
Derivative Instrument 0.41% Fixed Rate
Derivative [Line Items]
Notional principal	$ 50,000
Fixed Interest Rate	0.41%
Derivative Instrument 0.45% Fixed Rate
Derivative [Line Items]
Notional principal	$ 41,667
Fixed Interest Rate	0.45%
Derivative Instrument 0.45% Fixed Rate
Derivative [Line Items]
Notional principal	$ 83,333
Fixed Interest Rate	0.45%